Related Party Transactions	12 Months Ended
Jan. 31, 2023
Related Party Transactions

18. Related Party Transactions

Key Management Compensation

Key management includes those persons having authority and responsibility for planning, directing and controlling the activities, directly or indirectly, of the Company and includes the chief executive officer, chief operating officer, chief financial officer and chief medical officer. During the year ended January 31, 2023, compensation of key management and directors of the Company totaled $1,890,044 (2022 - $1,755,811; 2021 – $1,558,585), and consisted of salaries, consulting fees, directors’ fees and share-based payments. During the year ended January 31, 2023:

•	3,400,000 stock options were granted to directors and officers (2022 – 700,000; 2021 – 1,200,000),
•	10,000 stock options for a director expired (2022 – 1,242,620 forfeited/expired; 2021 – 256,250 forfeited/expired),
•	No stock options were granted by MedMelior to directors and officers (2022 – 1,000,000; 2021 – nil),
•	No common shares were issued to former officers and directors pursuant to vesting of RSUs and PSUs (2022 – nil; 2021 – 291,667), and
•	No RSUs and PSUs for former officers and director were forfeited (2022 – nil; 2021 – 33,334).

Other Related Party Transactions

Pursuant to the Amalgamation (Note 6(b)), 582,620 stock options were granted to officers, a director and a former officer of MedMelior, upon which the MedMelior stock options held by such individuals terminated. These stock options expired on June 30, 2021.

As at January 31, 2023, the Company owed $964,261 to key management and directors (January 31, 2022 - $144,867) and accounts payable and accrued liabilities include $534,000 owed to a former pre-Amalgamation director of MedMelior (January 31, 2022 - $466,363). During the year ended January 31, 2023, settlement and legal provisions expense related to this former director of MedMelior totaled $42,290 (January 31, 2022 - $313,470). Subsequent to January 31, 2023, approximately $470,000 of amounts owing to officers were forgiven (Note 26(c)).

During the year ended January 31, 2023, the Company received subscription proceeds of $74,000 from its Chief Executive Officer.